Other Current Assets and Other Current Financial Assets - Summary of Other Current Financial Assets (Detail) $ in Millions, $ in Millions	Dec. 31, 2020 USD ($)	[1]	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)
Subclassifications of assets, liabilities and equities [abstract]
Restricted cash			$ 74	$ 89
Derivative financial instruments			404	987
Total	$ 24		$ 478	$ 1,076	[2]

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.3
[2]	The Company initially adopted IFRS 16 on January 1, 2019 using the modified retrospective approach under which the comparative information is not restated. – See Note 3.18